CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Loss for the year	$ (10,441,865)	$ (11,629,440)	$ (4,499,012)
Items not affecting cash:
Amortization (Note 6 and 7)	18,297	34,488	46,145
Gain on derivative liability (Note 10)	(1,469)	(151,095)	(7,305,746)
Gain on acquisition of Realm Therapeutics plc	(2,332,954)	0	0
Finance expense	602,744	911,959	784,583
Product development and relocation grant	0	(229,201)	(5,192,799)
Unrealized foreign exchange	16,457	19,694	(28,866)
Share-based payments	1,146,707	1,401,414	758,927
Loss on disposal of equipment	0	83,692	0
Changes in non-cash working capital items:
Receivables	(59,665)	(35,874)	(14,649)
Prepaid expenses	(179,416)	601,949	(53,871)
Accounts payable and accrued liabilities	(1,014,049)	(1,120,833)	(1,867,853)
Income tax payable	(4,722)	(104,799)	18,330
Net cash used in operating activities	(12,249,935)	(10,218,046)	(17,354,811)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits	201,399	(201,399)	0
Termination costs on Relam sublease (Note 4)	(246,906)	0	0
Net cash used in investing activities	(45,507)	(201,399)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Advance on product development and relocation grant	0	0	5,192,799
Cash acquired on acquisition of Realm	22,244,248	0	0
Transaction costs on acquisition of Realm	(1,860,341)	0	0
Proceeds on financing	36,000,000	26,040,000	0
Share issuance costs	(2,362,329)	(2,174,826)	(211,073)
Proceeds on loan advance	0	0	8,000,000
Financing costs	0	0	(220,937)
Loan principal repaid	(2,808,823)	(1,991,378)	0
Interest paid	(401,929)	(563,298)	(436,944)
Options exercised	0	0	2,939
Net cash used in financing activities	50,810,826	21,310,498	12,326,784
Effect of foreign exchange on cash	(21,805)	(19,094)	117
Change in cash for the year	38,493,579	10,871,959	(5,027,910)
Cash, beginning of year	14,829,144	3,957,185	8,985,095
Cash, end of year	$ 53,322,723	$ 14,829,144	$ 3,957,185